CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (20,729,599)	$ (2,839,942)	¥ (23,107,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,724,066	236,196	1,426,971
Loss from disposal of equipment	9,607	1,316	32,252
Gain in fair value changes of warrants liability	10,327	1,415	10,461,075
Allowance for credit losses	870,714	119,287	1,553,364
Allowance for slow moving inventories	(523,228)	(71,682)	(350,637)
Amortization of right-of-use assets	1,532,232	209,915	570,959
Restricted shares issued for management and employees	5,353,151	733,376	2,866,560
Restricted shares issued for services	0	0	1,070,143
Accrued interest income from loans to third parties	(6,779,697)	(928,815)	(4,415,298)
Accrued interest income from short-term investment	0	0	(2,352,250)
Changes in operating assets and liabilities:
Notes receivable	(1,864,913)	(255,492)	(8,790,327)
Accounts receivable	(3,348,819)	(458,786)	(4,412,034)
Inventories	(718,490)	(98,433)	4,863,435
Other receivables	(358,057)	(49,051)	5,465,227
Other receivables-related parties	(4,000)	(548)	0
Purchase advances	81,256	11,132	558,040
Contract costs	8,057,774	1,103,911	10,442,916
Prepaid expense	(295,291)	(40,455)	54,734
Operating lease liabilities	(1,039,360)	(142,392)	(2,027,067)
Accounts payable	3,913,353	536,127	1,271,140
Other payables	(1,194,817)	(163,689)	(4,103,150)
Other payables-related parties	(511,754)	(70,110)	(383,378)
Contract liabilities	2,277,655	312,037	2,140,385
Accrued payroll and employees' welfare	179,209	24,552	17,399
Taxes payable	691,901	94,790	537,591
Net cash used in operating activities	(12,666,780)	(1,735,341)	(6,609,801)
Cash flows from investing activities:
Purchases of property and equipment	(455,380)	(62,387)	(216,082)
Proceeds from disposal of equipment	0	0	20,000
Purchase of land use right	0	0	(15,000,251)
Collection of loans to third parties	2,904,352	397,895	44,613,948
Payments made for loans to third parties	(36,897,900)	(5,054,992)	(16,600,000)
Payments and prepayments for construction in progress	(5,337,873)	(731,286)	0
Payments for short-term investments	0	0	(131,598,400)
Redemption of short-term investments	88,892,092	12,178,167	180,338,865
Net cash generated by investing activities	49,105,291	6,727,397	61,558,080
Cash flows from financing activities:
Repayments of short-term bank loans	(843,487)	(115,557)	(123,000)
Proceeds from short-term borrowings-related parties	0	0	10,000,000
Repayments of short-term borrowings-related parties	0	0	(10,018,222)
Deferred offering costs	(810,082)	(110,981)	0
Redemption of warrants	0	0	(31,866,604)
Capital contribution by controlling shareholders	10,000	1,370	0
Net cash used in financing activities	(1,643,569)	(225,168)	(32,007,826)
Effect of exchange rate fluctuation on cash and restricted cash	(343,038)	(46,996)	(5,945,117)
Net increase in cash and restricted cash	34,451,904	4,719,892	16,995,336
Cash and restricted cash at beginning of period	110,840,610	15,185,101	104,857,345
Cash and restricted cash at end of period	145,292,514	19,904,993	121,852,681
Supplemental cash flow information
Cash paid during the period for interest	518,086	133,730	468,440
Cash paid during the period for taxes	1,363,403	294,729	16,505
Reconciliation of cash and restricted cash, beginning of period
Cash	109,991,674	15,068,797	104,125,800
Restricted cash	848,936	116,304	731,545
Cash and restricted cash at beginning of period	110,840,610	15,185,101	104,857,345
Cash	145,284,391	19,903,880	121,848,777
Restricted cash	8,123	1,113	3,904
Cash and restricted cash at end of period	145,292,514	19,904,993	121,852,681
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	¥ 0	$ 0	¥ 298,783